INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2017
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,404	$12,077	$3,327
Licenses	51,859	50,434	1,425
Intellectual property	28,411	13,541	14,870
Customer relationships	124,706	53,627	71,079
Brand	15,153	1,318	13,835
In-process research and development	11,012	6,949	4,063
	$246,545	$137,946	$108,599

	2016
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,181	$9,638	$4,543
Licenses	45,714	44,667	1,047
Intellectual property	16,966	10,864	6,102
Customer relationships	91,156	41,679	49,477
Brand	5,451	665	4,786
In-process research and development	14,422	5,514	8,908
	$187,890	$113,027	$74,863

Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2018	16,908
2019	10,062
2020	8,247
2021	5,835
2022	5,034

In the first quarter of 2017, we recorded an impairment of $3,668 related to an intangible asset recorded on the acquisition of Maingate as a result of a decision to terminate a service offering that has now been superseded by a more technologically advanced offering in our integrated IoT Services business.

Amortization expense relating to intangible assets was $16,471, $13,402, and $11,737 for the years ended December 31, 2017, 2016, and 2015, respectively.

The weighted-average remaining useful lives of intangible assets was 6.9 years as at December 31, 2017.

At December 31, 2017, a net carrying amount of $313 (December 31, 2016 - $2,425) included in intangible assets was not subject to amortization.